Supplemental guarantor financial information (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Oct. 31, 2019	Dec. 31, 2018	Jun. 30, 2015
Debt Instrument [Line Items]
Debt	$ 29,486,131		$ 29,507,587
Operating lease right of use asset and liability	$ 1,300,000
Junior Subordinated Notes | Subordinated
Debt Instrument [Line Items]
Debt		$ 750,000		$ 500,000
Debt, fixed interest rate		5.875%		6.50%